NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund	NVIT International Index Fund
Amundi NVIT Multi Sector Bond Fund (formerly, NVIT	NVIT Mid Cap Index Fund
Multi Sector Bond Fund)	NVIT Multi-Manager International Growth Fund
BlackRock NVIT Equity Dividend Fund	NVIT Multi-Manager International Value Fund
DoubleLine NVIT Total Return Tactical Fund	NVIT Multi-Manager Large Cap Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT	NVIT Nationwide Fund
Large Cap Growth Fund)	NVIT Real Estate Fund
NVIT Emerging Markets Fund	NVIT S&P 500 Index Fund
NVIT Government Bond Fund	NVIT Short Term Bond Fund
NVIT Government Money Market Fund	NVIT Small Cap Index Fund
NVIT International Equity Fund	Templeton NVIT International Value Fund

Supplement dated September 12, 2019
to the Statement of Additional Information (“SAI”) dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Multi-Manager Small Cap Value Fund (the “Fund”)

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on September 11, 2019 (the “Meeting”), the Board approved the termination of Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc. as the subadvisers to the Fund, and the appointment of Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC (together, the “Companies”) as the Fund’s new subadvisers, effective on or about November 1, 2019 (the “Effective Date”).

2.	As of the Effective Date, the SAI is amended as follows:

a.	All references to, and information regarding, Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc. in the SAI are deleted in their entirety.

b.	All references to, and information regarding, Justin Howell, CFA; David N. Pearl; Michael A. Welhoelter, CFA; Phillip Hart, CFA; and Dennis S. Ruhl, CFA, are deleted in their entirety.

c.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 75 of the SAI:

Fund	Subadviser
NVIT Multi-Manager Small Cap Value Fund	Jacobs Levy Equity Management, Inc. WCM Investment Management, LLC

d.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of June 30, 2019)
Jacobs Levy Equity Management, Inc.
Bruce I. Jacobs, Ph.D.	NVIT Multi-Manager Small Cap Value Fund	None
Kenneth N. Levy, CFA	NVIT Multi-Manager Small Cap Value Fund	None
WCM Investment Management, LLC
Jonathon Detter, CFA	NVIT Multi-Manager Small Cap Value Fund	None
Anthony B. Glickhouse, CFA	NVIT Multi-Manager Small Cap Value Fund	None
Patrick McGee, CFA	NVIT Multi-Manager Small Cap Value Fund	None

e.	The subsection “Other Managed Accounts” under the heading “Appendix C -- Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of June 30, 2019)
Jacobs Levy Equity Management, Inc.
Bruce I. Jacobs, Ph.D.	Mutual Funds: 10 accounts, $2.22 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 20 accounts, $2.09 billion total assets (1 account, $105.14 million total assets for which the advisory fee is based on performance)
Other Accounts: 99 accounts, $5.74 billion total assets (6 accounts, $1.24 billion total assets for which the advisory fee is based on performance)
Kenneth N. Levy, CFA	Mutual Funds: 10 accounts, $2.22 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 20 accounts, $2.09 billion total assets (1 account, $105.14 million total assets for which the advisory fee is based on performance)
Other Accounts: 99 accounts, $5.74 billion total assets (6 accounts, $1.24 billion total assets for which the advisory fee is based on performance)
WCM Investment Management, LLC
Jonathon Detter, CFA	Mutual Funds: 2 accounts, $345.72 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4 accounts, $64.23 million total assets (0 account, $0 total assets for which the advisory fee is based on performance)
Anthony B. Glickhouse, CFA	Mutual Funds: 2 accounts, $345.72 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4 accounts, $64.23 million total assets (0 account, $0 total assets for which the advisory fee is based on performance)

Patrick McGee, CFA	Mutual Funds: 2 accounts, $345.72 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4 accounts, $64.23 million total assets (0 account, $0 total assets for which the advisory fee is based on performance)

3.
Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about the Companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE